June 30, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Invesco Dynamic Credit Opportunity Fund CIK 0001860151 1933 Act Registration No. 333-255932 1940 Act Registration No. 811-23665
Ladies and Gentlemen:
Invesco Dynamic Credit Opportunity Fund filed via EDGAR on June 27, 2023 an electronically signed copy of Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (the “Registration Statement”) complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 486(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the “1933 Act Rules”), as amended, and under the Investment Company Act of 1940, as amended.
In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle
Associate General Counsel